Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sundry
Deferred taxes (see Note N)	$ 11.0	$ 11.5
Diversified investments associated with stock-based compensation plans (see Note L)	42.7	38.2
Investment in associated companies	0.0	4.3
Pension plan assets (see Note M)	0.9	1.4	$ 1.6
Brazilian VAT deposits (see Note T)	8.2	10.5
Net long-term notes receivable (see Note H)	0.3	9.0
Finance leases (see Note K)	3.6	4.3
Other	38.4	39.2
Sundry	105.1	118.4
Accrued expenses
Litigation contingency accruals (see Note T)	0.5	0.7
Wages and commissions payable	77.5	80.9
Workers’ compensation, vehicle-related and product liability, medical/disability	45.1	42.9
Sales promotions	49.9	51.1
Liabilities associated with stock-based compensation plans (see Note L)	8.2	11.8
Accrued interest	14.6	14.4
General taxes, excluding income taxes 1	26.3	17.0
Environmental reserves	4.0	3.8
Other	49.1	58.4
Accrued expenses	275.2	281.0
Other current liabilities
Dividends payable	53.0	52.7
Customer deposits	19.4	11.9
Sales tax payable	5.4	5.0
Derivative financial instruments (see Note S)	2.2	0.9
Liabilities associated with stock-based compensation plans (see Note L)	3.2	2.8
Outstanding checks in excess of book balances	1.6	10.4
Other	0.5	9.6
Other current liabilities	85.3	93.3
Other long-term liabilities
Liability for pension benefits (see Note M)	71.7	58.6	$ 39.2
Liabilities associated with stock-based compensation plans (see Note L)	45.7	46.5
Deemed repatriation tax payable	31.6	32.8
Net reserves for tax contingencies	6.4	8.1
Deferred compensation	14.6	14.6
Other 1	22.1	12.9
Other long-term liabilities	192.1	$ 173.5
COVID-19
Unusual or Infrequent Item, or Both [Line Items]
Deferred costs	$ 19.0